SEGMENTAL INFORMATION - Geographical Segment Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographical segment data:
Vessels, net	$ 1,281,591	$ 707,147
Brazil
Geographical segment data:
Revenues	85,899	92,952	93,741
Vessels, net	413,967	379,061
United Arab Emirates
Geographical segment data:
Revenues	48,029	48,328	47,054
Vessels, net	142,757	153,097
Indonesia
Geographical segment data:
Revenues	65,478	41,902	0
Vessels, net	$ 233,734	$ 247,942